SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 16 — SUBSEQUENT EVENTS

Reverse Stock Split

On July 9, 2015, the Board approved a resolution to amend the Company’s Certificate of Incorporation and to authorize the Company to effect a reverse split of the Company’s outstanding common stock at a ratio of 1-for-10. On July 17, 2015, the Company effected a one-for-ten reverse stock split. Upon effectiveness of the reverse stock split, every 10 shares of outstanding common stock decreased to one share of common stock.

Amendment of Warrants

On July 20, 2015, and effective June 11, 2015, the Company amended the warrants issued to investors on December 30, 2014, February 11, 2015 and February 24, 2015 in connection with issuances of the Series A Preferred Stock, Series B Preferred Stock and Series C Preferred Stock, respectively, to lower the exercise price from $20.00 per share to $11.50 per share, except for the warrants issued to certain family members of George Schmitt, which will retain an exercise price of $20.00 per share.

Conversions and Balances of Outstanding Series B Preferred Stock

As of April 29, 2015, 1,195,000 shares of the Series B Preferred Stock and 83,650 of the Series B Preferred Stock issued as dividends have been converted into 405,499 shares of our common stock. As of July 20, 2015, all outstanding shares of the Series B Preferred Stock have been fully converted.

Conversions and Balance of Outstanding Series C Preferred Stock

As of July 20, 2015, 1,800,000 shares of the Series C Preferred Stock and 126,000 shares of the Series C Preferred Stock issued as dividends have been converted into 946,518 shares of our common stock. As of July 20, 2015, all outstanding shares of the Series C Preferred Stock have been fully converted.

Shares Issued Under S-8 Registration Statements

On April 14, 2015, the Company filed an S-8 Registration Statement to register 350,000 shares of common stock under the 2013 Long Term Incentive Plan. From April 15, 2015 to June 30, 2015, the Company issued 301,402 shares of common stock to employees in lieu of paying $815,881 of payroll due to cost cutting measures; 17,456 shares of common stock to various consultants to pay $54,519 worth of services; and 18,904 shares of common stock to various employees of MBTH totaling $52,130. A total of 12,239 registered shares remain under the April 14, 2015 S-8 Registration Statement.
On July 16, 2015, we filed an S-8 Registration Statement to register 100,000 shares of common stock under the 2015 Employee Stock Purchase Plan. From July 15, 2015 to July 31, 2015, the Company issued 62,155 shares of common stock to employees in lieu of paying $130,830 of payroll due to cost cutting measures and 10,743 shares of common stock to various employees of MBTH totaling $19,550, A total of 27,101 registered shares remain under the July 16, 2015 S-8 Registration Statement.

Short-Term Loan

From April 1, 2015 to July 30, 2015, the Company received a total of $1,010,000 in loans from George Schmitt, Chairman of the Board and Chief Executive Officer. This amount was recorded in due to related parties.

8% Convertible Notes

Overview.   On June 11, 2015, the Company entered into a securities purchase agreement (the “June 2015 Purchase Agreement”) with a group of accredited investors pursuant to which the Company sold an aggregate of $1,166,666 in principal amount of 8% Original Issue Discount Convertible Notes (the “8% Convertible Notes”) for an aggregate purchase price of $1,050,000 (the “First Tranche”). The Company received net proceeds of $907,500 from the sale of the notes after deducting placement agent fees and other expenses. On July 14, 2015, the Company and the investors entered into an amendment to the June 2015 Purchase Agreement (the “Amendment”) pursuant to which the Company agreed to issue an additional $466,667 in principal amount of 8% Convertible Notes for a purchase price of $420,000 (the “Second Tranche”) for total net proceeds to the Company of $400,000.
Maturity and Interest.   The First Tranche of 8% Convertible Notes will mature on December 11, 2015, and the Second Tranche of 8% Convertible Notes will mature on January 14, 2016 (each, a “Maturity Date”), less any amounts converted or redeemed prior to the Maturity Date. If the 8% Convertible Notes are not repaid by the Company by the Maturity Date, the Maturity Date shall be automatically extended for an additional three-month period until March 11, 2016 and April 14, 2016 for the First Tranche and Second Tranche, respectively (such period, the “Extension Period”), which extension shall not be considered an event of default. The 8% Convertible Notes bear interest at a rate of 8% per annum, subject to increase to the lesser of 24% per annum or the maximum rate permitted under applicable law upon the occurrence of certain events of default.
Conversion.   The 8% Convertible Notes are convertible at any time, in whole or in part, at the option of the holders into shares of common stock at a conversion price of $5.00 per share, which is subject to adjustment for stock dividends, stock splits, combinations or similar events. However, during the Extension Period, the conversion price shall be the lesser of (i) $5.00, subject to adjustment for stock dividends, stock splits, combinations or similar events, and (ii) 85% of the lowest closing price of the common stock in the twenty (20) trading days prior to the date of conversion.
Prepayments and Redemptions.   The Company may prepay in cash any portion of the principal amount of the 8% Convertible Notes and any accrued and unpaid interest. If such prepayment is made within sixty (60) days after the issuance date of the 8% Convertible Notes, the Company shall pay an amount in cash equal to 125% of the sum of the then outstanding principal amount of the note and interest; thereafter, if such prepayment is made, the Company shall pay an amount in cash equal to 135% of the sum of the then outstanding principal amount of the note and interest. Within one (1) business day after the closing of any underwritten public offering of at least $7,000,000 of securities of the Company pursuant to a registration statement on Form S-1 or Form S-3 (the “Public Offering”), the Company shall prepay in cash an amount equal to (i) 125% of the sum of the then outstanding principal amount of the note and interest if the closing of the Public Offering occurs within sixty (60) days after the issuance date of the 8% Convertible Notes or (ii) 135% of the sum of the then outstanding principal amount of the note and interest if the closing of the Public Offering occurs after sixty (60) days following the issuance date of the 8% Convertible Notes.
Right to Participate in Future Financings.   For so long as the 8% Convertible Notes are outstanding, the holder has a right to participate in any issuance of the Company’s common stock, common stock equivalents or a combination of units thereof in an underwritten public offering (a “Subsequent Financing”), in an aggregate amount of the Subsequent Financing equal to at least $500,000, on the same terms, conditions and price provided for in the Subsequent Financing.

19 — SUBSEQUENT EVENTS

Conversions and Balances of Outstanding Series A Preferred Stock

As of March 27 2015, $750,000 of the Series A Convertible Stock and $52,500 in dividends have been converted into 239,247 shares of common stock. As of March 27, 2015, all outstanding shares of the Series A Convertible Preferred Stock have been fully converted.

Short Term Loans

On January 8, 2015, the Company repaid $100,000 of the $245,000 due to related party balance owed to George Schmitt.
On January 29, 2015 and February 13, 2015, the Company received an aggregate of $700,000 from certain family members of George Schmitt, Chairman of the Board and, effective as of February 17, 2015, Chief Executive Officer. This amount was recorded as a short term loan in due to related parties. On February 23, 2015, George Schmitt transferred the balance of his $145,000 loan to certain family members bringing the total the Company owed to certain family members to $845,000. The $845,000 loan was settled through the issuance of 845,000 shares of Series B Preferred Stock, 5,310 shares of common stock and warrants with respect to 42,250 underlying shares of common stock exercisable for five years at a price of $20.00 per share.
The Warrants are exercisable immediately for a period of five years from their issue date. The exercise price with respect to the warrants is $20.00 per share. The exercise price for the warrants is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances. Upon certain fundamental events, the warrants could be redeemed by the holders of the warrants at fair market value estimated using Black Scholes.

$350,000 Purchase Agreement

On February 11, 2015, the Company entered into a purchase agreement, pursuant to which the Company sold to 31 Group, 350,000 of the Company’s Series B Convertible Preferred Stock, par value $0.00001 per share (the “Series B Preferred Stock”) and warrants to purchase 17,500 shares of the Company’s common stock for a purchase price of $350,000. The Company also issued 2,462 shares of its common stock in consideration of 31 Group’s execution and delivery of the purchase agreement (the “Commitment Shares”). The Preferred Stock and the Commitment Shares were issued pursuant to the Company’s Shelf Registration Statement.
The Warrants are exercisable immediately for a period of five years from their issue date. The exercise price with respect to the warrants is $20.00 per share. The exercise price for the warrants is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances. Upon certain fundamental events, the warrants could be redeemed by the holders of the warrants at fair market value estimated using Black Scholes.
Series B Preferred Stock
The Series B Preferred Stock rank pari passu with our Series A Preferred Stock with respect to dividend rights and/or rights upon distributions, liquidation, dissolution or winding up of the Company and have the same terms and preferences as the Series A Preferred Stock except for the following:
Conversion Rights of Series B Preferred Stock.  A holder of Series B Preferred Stock shall have the right to convert the Series B Preferred Stock, in whole or in part, upon written notice to the Company at a conversion price equal to the lower of (i) $20.00 or (ii) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice (as adjusted for stock splits, share combinations and similar transactions).

Conversions and Balances of Outstanding Series B Preferred Stock

As of March 27 2015, $945,000 of the Series B Convertible Stock and $66,150 in dividends have been converted into 267,701 shares of our common stock. As of March 27, 2015, $250,000 of the Series B Preferred Stock remains outstanding.

$1,800,000 Purchase Agreement

On February 24, 2015, the Company entered into a purchase agreement, pursuant to which the Company sold to institutional investors, 1,800,000 of the Company’s Series C Convertible Preferred Stock, par value $0.00001 per share (the “Series C Preferred Stock”) and warrants to purchase 90,000 shares of the Company’s common stock for a purchase price of $1,800,000. The Company also issued 11,864 shares of its common stock in consideration of the investors’ execution and delivery of the purchase agreement (the “Commitment Shares”). The Preferred Stock and the Commitment Shares were issued pursuant to the Company’s Shelf Registration Statement.
The Warrants are exercisable immediately for a period of five years from their issue date. The exercise price with respect to the warrants is $20.00 per share. The exercise price for the warrants is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances. Upon certain fundamental events, the warrants could be redeemed by the holders of the warrants at fair market value estimated using Black Scholes.
Series C Preferred Stock
The Series C Preferred Stock rank pari passu with our Series A Preferred Stock and our Series B Preferred Stock with respect to dividend rights and/or rights upon distributions, liquidation, dissolution or winding up of the Company and have the same terms and preferences as the Series A and Series B Preferred Stock except for the following:
Conversion Rights of Series C Preferred Stock.  Upon the occurrence of certain triggering events (including the Preferred Stock or common stock underlying the Preferred Stock is not freely tradeable without restriction; the failure of the common stock to be listed on the NASDAQ Capital Market or other national securities exchange; and bankruptcy, insolvency, reorganization or liquidation proceedings instituted against the Company shall not be dismissed in thirty (30) days or the voluntary commencement of such proceedings by the Company), the holder of Preferred Stock shall have the right to require the Company, by written notice, to redeem all or any of the shares of Preferred Stock at a price equal to the greater of (i) 125% of the conversion amount to be redeemed and (ii) the product of (a) the conversion amount divided by the lower of (x) $20.00 or (y) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice multiplied by (b) 125% of the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the date the Company makes the entire redemption payment to the holder of Preferred Stock.
On each of March 12, 2015, March 24, 2015, April 12, 2015 and April 24, 2015, upon the Company’s failure to meet certain conditions (including the Company’s common stock failing to maintain a minimum trading price and the common stock failing to maintain certain trading volumes) during the period between the initial issuance date of the Preferred Stock and the relevant determination date, the holders of Preferred Stock shall have the right to require the Company, by written notice, to redeem in cash up to $300,000 of the Preferred Stock, at a price equal to the sum of (i) the stated value of Preferred Stock to be redeemed multiplied by 105% (for redemptions occurring within the first thirty days of the initial issuance date) or 110% (for redemptions occurring during the period between thirty and sixty days of the initial issuance date) plus (ii) all accrued and unpaid dividends thereon until the date of the redemption.

Conversions and Balance of Outstanding Series C Preferred Stock

As of March 27, 2015, $168,224 of the Series C Convertible Stock and $11,776 in dividends have been converted into 68,422 shares of our common stock. As of March 27, 2015, $1,631,776 of the Series C Preferred Stock remains outstanding.

Delisting Notice

On February 9, 2015, the Company received a written notification (the “Notice”) from the Nasdaq Stock Market LLC (“Nasdaq”) indicating that the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2) relating to the minimum bid requirements as the Company’s closing bid price was below $1.00 per share for the previous thirty (30) consecutive business days.
Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the Company has been granted a 180 calendar day compliance period, or until August 10, 2015, to regain compliance with the minimum bid price requirements. During the compliance period, the Company’s shares of common stock will continue to be listed and traded on the Nasdaq Capital Market. To regain compliance, the closing bid of the Company’s shares of common stock must meet or exceed $1.00 per share for at least ten (10) consecutive business days during the 180 calendar day grace period.
If the Company is not in compliance by August 10, 2015, the Company may be afforded a second 180 calendar day grace period. To qualify, the Company would be required to meet the continued listing requirement for market value of publicly held shares and all other initial listing standards for the Nasdaq Capital Market, with the exception of the minimum bid price requirements. In addition, the Company would be required to notify Nasdaq of its intent to cure the minimum bid price deficiency by effecting a reverse stock split, if necessary.
If the Company does not regain compliance within the allotted compliance period(s), including any extensions that may be granted by Nasdaq, Nasdaq will provide notice that the Company’s shares of common stock will be subject to delisting.
The Company intends to monitor its closing bid price for its common stock between now and August 10, 2015, and will consider available options to resolve the Company’s noncompliance with the minimum bid price requirement, as may be necessary. There can be no assurance that the Company will be able to regain compliance with the minimum bid price requirement or will otherwise be in compliance with other Nasdaq listing criteria.

Management Transition

Effective January 6, 2015, the board of directors of the Company appointed General James T. Conway as a member of the Board, filling the vacant seat on the Board.
On February 17, 2015, John Coleman resigned from his position of Chief Executive Officer effective immediately. Mr. Coleman’s resignation was not a result of any disagreements with the Company. Mr. Coleman will stay on the xG Board and manage the governmental/expeditionary portions of the business.
In connection with this transition, on February 17, 2015, the Company’s Board of Directors (the “Board”) appointed George Schmitt, the Company’s Executive Chairman, to the role of Chief Executive Officer. Mr. Schmitt will perform the services and duties that are normally and customarily associated with the Chief Executive Officer position, as well as other duties as the Board reasonably determines.

Equity Distribution Agreement

On February 24, 2015, the Company delivered notice to Roth Capital Partners, LLC (“Roth”) terminating the Equity Distribution Agreement effective as of February 23, 2015. The Company previously entered into the Equity Distribution Agreement with Roth on November 19, 2014 and amended on December 30, 2014. The Company also filed a supplement to the Prospectus Supplement terminating the offering with respect to the $1,000,000 of the Company’s common stock issuable to Roth under the Equity Distribution Agreement. No shares of the Company’s common stock were sold to Roth by the Company during the term of the Equity Distribution Agreement.

Issuance of common stock to MBTH

On February 24, 2015, the company issued 399,114 shares of common stock to MBTH in consideration of converting $1,756,098 owed of the balance due to related parties at a conversion price of $4.40 per share.

Cost Reduction Initiatives

On February 26, 2015, the Company announced that effective March 1, 2015, it will implement cost reduction initiatives that will include a decrease in the Company’s current full, part-time and contracted workforce. These initiatives will result in a reduction in monthly operating expenses to approximately $800,000 — an improvement of over 30 percent.